Consolidated Statements of Financial Position - USD ($) $ in Thousands	Feb. 28, 2022	Aug. 31, 2021
Current
Cash	$ 9,583	$ 6,059
ATM Offering proceeds receivable	78	213
Amounts receivable	247	263
Prepaid expenses	179	71
Total current assets	10,087	6,606
Performance bonds and other assets	184	170
Mineral Properties and Exploration Assets	43,192	43,953
Property, plant and equipment	396	470
Total assets	53,859	51,199
Current
Accounts payable and accrued liabilities	921	2,463
Loan payable	0	9,088
Convertible Notes	0	18,716
Total current liabilities	921	30,267
Asset Retirement Obligation	100	106
Share based liabilities	1,039	1,223
Lease liability	88	130
Total liabilities	2,148	31,726
SHAREHOLDERS' EQUITY
Share capital	929,539	890,783
Contributed surplus	31,278	30,102
Accumulated other comprehensive loss	(161,622)	(159,226)
Deficit	(765,949)	(759,771)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	33,246	1,888
Non-controlling interest	18,465	17,585
Total shareholders' equity	51,711	19,473
Total liabilities and shareholders' equity	$ 53,859	$ 51,199